SHARE-BASED COMPENSATION (Details 2) (2009 Incentive Plan [Member], Non Vested Equity Share Unit [Member], USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Begining Balance	2,458,936		1,952,861		1,615,952
Weighted average grant-date fair value, Begining Balance	$ 3.69		$ 7.18		$ 6.26
Shares, Vested	(1,514,766)		(1,443,925)		(1,073,091)
Weighted average grant-date fair value, Vested	$ 3.73		$ 5.84		$ 6.85
Shares, Forfeited	(30,000)	[1]
Weighted average grant-date fair value, Fofeited	$ 8.85	[1]
Shares, Ending Balance	914,170		2,458,936		1,952,861
Weighted average grant-date fair value, Ending Balance	$ 3.44		$ 3.69		$ 7.18
January 1, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted					210,000	[2]
Weighted average Grant-date fair value Granted					$ 8.85	[2]
March 21, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted					1,000,000	[2]
Weighted average Grant-date fair value Granted					$ 7.80	[2]
April 1, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted					150,000	[2]
Weighted average Grant-date fair value Granted					$ 8.85	[2]
June 24, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted					50,000	[3]
Weighted average Grant-date fair value Granted					$ 5.27	[3]
September 13, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted			1,950,000	[4]
Weighted average Grant-date fair value Granted			$ 1.78	[4]

[1]	During the year ended December 31, 2013, certain non-vested equity share units were forfeited due to the resignation of employee before the end of vesting period.
[2]	The stock awards vest in equal quarterly installments over a period of three years from the date of grant.
[3]	The stock awards were fully vested on the date of grant.
[4]	The stock awards vested in equal quarterly installments over a period of one and a half years from the date of grant.